UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07156

Name of Fund: BlackRock MuniYield Investment Quality Fund (MFT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Investment Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 04/30/2013

Item 1	–	Schedule of Investments

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock MuniYield Investment Quality Fund (MFT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama – 8.4%
Alabama Incentives Financing Authority, RB, Series A,
5.00%, 9/01/42	$3,900	$4,365,621
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.13%, 6/01/34	1,500	1,784,655
6.00%, 6/01/39	2,985	3,552,807
Birmingham Water Works Board, RB, Series B:
5.00%, 1/01/38	355	399,276
5.00%, 1/01/43	740	827,779
Selma IDB, RB, International Paper Co. Project,	350	387,215

5.38%, 12/01/35		11,317,353

California – 16.8%
California Educational Facilities Authority, RB, University of Southern California, Series A,
5.25%, 10/01/38	1,960	2,292,730
California Health Facilities Financing Authority, RB, Sutter Health, Series B,
6.00%, 8/15/42	1,150	1,422,608
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.50%, 3/01/30	1,600	1,830,544
6.25%, 3/01/34	1,250	1,496,050
County of Sacramento California, ARB, Senior Series A (AGC),
5.50%, 7/01/41	1,400	1,622,334
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC),
5.00%, 8/01/32	2,780	3,131,837
Redondo Beach Unified School District, GO, Election of 2008, Series E,
5.50%, 8/01/34	1,000	1,191,180
San Bernardino Community College District, GO, Election of 2002, Series A,
6.25%, 8/01/18(a)	840	1,072,243
San Diego Public Facilities Financing Authority, Refunding RB, Series B (AGC),
5.38%, 8/01/34	1,020	1,194,910
State of California, GO, Various Purpose:
5.00%, 4/01/37	1,135	1,290,892
(AGC), 5.50%, 11/01/39	3,450	4,063,099
State of California, GO, Refunding, Various Purpose,
5.00%, 9/01/41	1,860	2,067,241

		22,675,668

Colorado – 1.1%
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM),
6.00%, 5/15/26	1,300	1,539,460

Florida – 10.6%
City of Jacksonville Florida, Refunding RB, Better Jacksonville, Series A,
5.00%, 10/01/30	1,000	1,155,920
County of Lee Florida, Refunding ARB, Series A, AMT,
5.38%, 10/01/32	1,000	1,115,210
County of Miami-Dade Florida Aviation, Refunding RB, Series A, AMT:
5.00%, 10/01/31	1,500	1,672,800
5.00%, 10/01/32	1,000	1,108,440
Florida Housing Finance Corp., HRB, Brittany Rosemont Apartments, Series C-1, AMT (AMBAC),
6.75%, 8/01/14	170	170,413
Jacksonville Florida Port Authority, Refunding RB, AMT,
5.00%, 11/01/38	850	924,358
JEA Electric System, Refunding RB, Sub-Series C,
5.00%, 10/01/37(b)	2,280	2,591,562
Manatee County Housing Finance Authority, RB, Series A, AMT (Fannie Mae),
5.90%, 9/01/40	205	223,196
Miami-Dade County Expressway Authority, Refunding RB, Series A,
5.00%, 7/01/33	1,400	1,579,830
Orlando-Orange County Expressway Authority, Refunding RB,
5.00%, 7/01/35	2,500	2,839,050
Tampa-Hillsborough County Expressway Authority, Refunding RB, Series B,
5.00%, 7/01/42	810	902,542

		14,283,321

Georgia – 3.2%
City of Atlanta Georgia, Refunding ARB, Series C, AMT:
5.00%, 1/01/37	3,000	3,286,830
5.00%, 1/01/42	1,000	1,088,650

		4,375,480

Illinois – 16.4%
Chicago Illinois Board of Education, GO, Series A,
5.50%, 12/01/39	1,500	1,712,415
Chicago Illinois Transit Authority, RB, Sales Tax Receipts Revenue,
5.25%, 12/01/36	425	487,539
Chicago Transit Authority, RB:
Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	1,400	1,625,232
Sales Tax Receipts Revenue, 5.25%, 12/01/40	2,355	2,693,955
City of Chicago Illinois, GARB, O’Hare International Airport, Third Lien:
Series A, 5.75%, 1/01/39	770	904,850
Series C, 6.50%, 1/01/41	3,680	4,766,888

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2013	1

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, RB, Wastewater Transmission, Second Lien,
5.00%, 1/01/42	$2,000	$2,235,260
City of Chicago Illinois, Refunding RB, Sales Tax Revenue, Series A,
5.25%, 1/01/38	525	603,750
Cook County Forest Preserve District, GO, Series C,
5.00%, 12/15/32	385	440,763
Cook County Forest Preserve District, GO, Refunding, Limited Tax Project, Series B,
5.00%, 12/15/32	180	206,071
Illinois Finance Authority, RB, Carle Foundation, Series A,
6.00%, 8/15/41	1,555	1,864,803
Illinois Finance Authority, Refunding RB, Northwestern Memorial Healthcare,
5.00%, 8/15/37	305	348,548
Illinois State Toll Highway Authority, RB, Series A,
5.00%, 1/01/38(b)	995	1,125,216
Metropolitan Pier & Exposition Authority, Refunding RB, Mccormick Place Project, Series B,
5.00%, 12/15/28	1,360	1,581,571
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	940	1,148,887
6.00%, 6/01/28	270	329,721

		22,075,469

Indiana – 4.3%
Indiana Finance Authority, RB, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series A, AMT,
5.00%, 7/01/40	375	399,600
Indiana Finance Authority Waste Water Utility, RB, CWA Authority Project, First Lien, Series A,
5.00%, 10/01/41	1,500	1,713,315
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC),
5.50%, 1/01/38	3,310	3,742,021

		5,854,936

Kansas – 2.1%
Kansas Development Finance Authority, Refunding RB, Adventist Health System, Sunbelt Obligation Group, Series A,
5.00%, 11/15/32	2,410	2,778,875

Louisiana – 0.7%
Louisiana State University & Agricultural & Mechanical College, RB,
5.00%, 7/01/37	300	342,348
New Orleans Aviation Board Louisiana, Refunding GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	375	447,900
New Orleans Aviation Board Louisiana, Refunding GARB, Restructuring (AGC) (concluded):
Series A-2, 6.00%, 1/01/23	160	191,104

		981,352

Massachusetts – 0.9%
University of Massachusetts Building Authority, RB, Senior Series 2,
5.00%, 11/01/39	1,000	1,157,140

Michigan – 4.9%
City of Detroit Michigan, RB, Water Supply System, Second Lien, Series B (AGM),
6.25%, 7/01/36	1,800	2,090,844
City of Detroit Michigan, Refunding RB (AGM):
Sewage Disposal System, Senior Lien, Series B, 7.50%, 7/01/33	660	817,707
Sewage Disposal System, Series C-1, 7.00%, 7/01/27	1,650	2,024,336
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital,
8.25%, 9/01/39	1,265	1,620,680

		6,553,567

Minnesota – 2.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Service, Series B (AGC),
6.50%, 11/15/38	3,000	3,673,500

Mississippi – 2.3%
Mississippi Development Bank, Refunding RB:
Jackson Mississippi Water & Sewer System, Series A (AGM), 5.00%, 9/01/30	1,715	1,992,418
Jackson Public School District Project, 5.00%, 4/01/28	1,000	1,140,970

		3,133,388

Nevada – 4.1%
Clark County Water Reclamation District, GO, Series A,
5.25%, 7/01/34	1,500	1,787,340
County of Clark Nevada, ARB:
Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	2,375	2,678,905
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	1,000	1,041,000

		5,507,245

2	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey – 3.0%
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC),
5.50%, 7/01/38	$1,400	$1,555,722
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A:
5.50%, 6/15/41	1,195	1,400,492
5.00%, 6/15/42	1,000	1,110,490

		4,066,704

New York – 4.5%
Metropolitan Transportation Authority, Refunding RB, Transportation Revenue, Series C,
5.00%, 11/15/28	1,200	1,405,452
New York City Municipal Water Finance Authority, Refunding RB, Series FF-2,
5.50%, 6/15/40	1,545	1,823,440
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4 (AGC),
5.50%, 1/15/29	2,000	2,398,480
New York State Dormitory Authority, RB, Series B,
5.00%, 3/15/37	390	447,420

		6,074,792

North Carolina – 1.2%
North Carolina Medical Care Commission, RB, Duke University Health System, Health Care Facilities, Series A,
5.00%, 6/01/32	1,360	1,591,390

Ohio – 1.2%
The Ohio State University, RB, Special Purpose General Receipts, Series A,
5.00%, 6/01/38	1,400	1,623,594

Pennsylvania – 4.0%
Pennsylvania Higher Educational Facilities Authority, RB, Temple University, First Series,
5.00%, 4/01/42	2,000	2,267,420
Pennsylvania Turnpike Commission, RB:
Motor License Fund-Enhanced, Sub-Series A, 5.00%, 12/01/36	380	431,038
Motor License Fund-Enhanced, Sub-Series A, 5.00%, 12/01/38	320	359,625
Sub-Series A, 6.00%, 12/01/41	2,000	2,272,060

		5,330,143

Puerto Rico – 1.2%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A,
6.38%, 8/01/39	1,425	1,606,288

South Carolina – 2.0%
Charleston Educational Excellence Finance Corp., Refunding RB, Charleston County School(b):
5.00%, 12/01/29	1,050	1,247,621
5.00%, 12/01/30	1,205	1,424,575

		2,672,196

Texas – 16.7%
Austin Community College District, RB, Educational Facilities Project, Round Rock Campus,
5.25%, 8/01/33	2,250	2,562,435
City of Brownsville Texas Utilities System, Refunding RB, Series A,
5.00%, 9/01/29(b)	825	965,118
City of Houston, GO, Refunding, Public Improvement, Series A,
5.00%, 3/01/38(b)	530	612,844
City of Houston Texas Utility System, Refunding RB, First Lien, Series A (AGC):
6.00%, 11/15/35	2,700	3,265,542
6.00%, 11/15/36	2,055	2,503,586
5.38%, 11/15/38	1,000	1,162,100
Dallas Fort Worth International Airport, ARB, Series H, AMT,
5.00%, 11/01/42	1,355	1,440,799
Frisco ISD Texas, GO, School Building (AGC),
5.50%, 8/15/41	1,210	1,452,823
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B,
7.25%, 12/01/18(a)	500	668,740
North Texas Tollway Authority, RB, Special Projects System, Series A,
5.50%, 9/01/41	2,750	3,269,255
North Texas Tollway Authority, Refunding RB:
First Tier (AGM), 6.00%, 1/01/43	1,000	1,190,540
First Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,400	1,610,308
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC),
6.50%, 7/01/37	1,100	1,296,779
Texas Transportation Commission, Refunding RB, First Tier, Series A,
5.00%, 8/15/41	450	490,446

		22,491,315

Utah – 0.8%
Utah Transit Authority, Refunding RB, Sales Tax Revenue,
5.00%, 6/15/42	1,000	1,131,290

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2013	3

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia – 5.0%
Fairfax County IDA, RB, Inova Health System Project, Series A,
5.00%, 5/15/40	$700	$798,826
Norfolk EDA, Refunding RB, Sentara Healthcare, Series B,
5.00%, 11/01/36	4,000	4,578,920
Virginia Public School Authority, RB, School Financing,
6.50%, 12/01/18(a)	1,000	1,308,910

		6,686,656

Washington – 1.5%
City of Seattle Washington, Refunding RB, Series A,
5.25%, 2/01/36	1,000	1,162,820
State of Washington, GO, Various Purpose, Series B,
5.25%, 2/01/36	725	851,846

		2,014,666

Wisconsin – 0.3%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert Health, Inc. Obligated Group, Series A,
5.00%, 4/01/42	320	357,136

Total Municipal Bonds – 119.8%		161,552,924

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(c)
Alabama – 1.2%
Mobile Board of Water & Sewer Commissioners, RB (NPFGC),
5.00%, 1/01/31	1,500	1,620,840

California – 0.9%
University of California, Refunding RB, Limited Project, Series G,
5.00%, 5/15/37	1,000	1,148,846

District of Columbia – 0.7%
District of Columbia Water & Sewer Authority, Refunding RB, Series A,
6.00%, 10/01/35(d)	760	917,574

Florida – 3.0%
County of Miami-Dade Florida, Refunding RB, Transit System, Sales Surtax,
5.00%, 7/01/42	660	743,668
Hillsborough County Aviation Authority, RB, Series A, AMT (AGC),
5.50%, 10/01/38	2,499	2,853,328
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae),
6.00%, 9/01/40	360	379,746

		3,976,742

Illinois – 3.3%
Chicago Transit Authority, Refunding RB, Federal Transit Administration Section 5309 (AGM),
5.00%, 6/01/28	2,999	3,332,868
City of Chicago Illinois, Refunding RB, Second Lien,
5.00%, 11/01/42	960	1,086,707

		4,419,575

Kentucky – 0.9%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC),
5.25%, 2/01/27	1,002	1,173,163

Massachusetts – 1.7%
Massachusetts School Building Authority, RB, Senior Series B,
5.00%, 10/15/41	2,040	2,354,303

Nevada – 7.2%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	2,010	2,416,100
Series B, 5.50%, 7/01/29	1,994	2,436,562
Las Vegas Valley Water District, GO, Refunding, Series C,
5.00%, 6/01/28	4,200	4,907,406

		9,760,068

New Jersey – 3.1%
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/34(a)	329	391,848
6.00%, 12/15/34	671	799,062
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC,
5.25%, 10/01/29	1,610	1,785,282
New Jersey Transportation Trust Fund Authority, RB, Series B,
5.25%, 6/15/36(d)	1,000	1,142,540

		4,118,732

New York – 21.0%
Hudson New York Yards Infrastructure Corp., RB, Series A,
5.75%, 2/15/47	1,000	1,187,146
New York City Municipal Water Finance Authority, Refunding RB:
Fiscal 2012, Series BB, 5.25%, 6/15/44	2,999	3,444,200
Series FF, 5.00%, 6/15/45	2,999	3,395,323
Series FF-2, 5.50%, 6/15/40	1,095	1,292,037
New York City Transitional Finance Authority, BARB, Fiscal 2009, Series S-3,
5.25%, 1/15/39	1,000	1,154,400
New York City Transitional Finance Authority, RB, Future Tax Secured, Sub-Series E-1,
5.00%, 2/01/42	1,160	1,321,772

4	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(c)	Par (000)	Value
New York (concluded)
New York Liberty Development Corp., RB, 1 World Trade Center Project,
5.25%, 12/15/43	$3,000	$3,445,513
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project,
5.75%, 11/15/51	1,770	2,099,149
New York State Dormitory Authority, ERB, Series B,
5.25%, 3/15/38	3,250	3,777,832
New York State Dormitory Authority, RB, General Purpose, Series C,
5.00%, 3/15/41	4,500	5,099,940
New York State Thruway Authority, Refunding RB, Series G (AGM),
5.00%, 1/01/32	2,000	2,157,780

		28,375,092

Puerto Rico – 1.0%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C,
5.25%, 8/01/40	1,200	1,300,116

Texas – 4.1%
City of San Antonio Texas, Refunding RB, Series A,
5.25%, 2/01/31(d)	2,609	3,069,541
Waco Educational Finance Corp., Refunding RB, Baylor University,
5.00%, 3/01/43	2,220	2,499,875

		5,569,416

Utah – 0.8%
City of Riverton Utah Hospital, RB, IHC Health Services, Inc.,
5.00%, 8/15/41	1,005	1,129,834

Washington – 1.6%
University of Washington, Refunding RB, Series A,
5.00%, 7/01/41	1,875	2,173,156

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 50.5%		68,037,457

Total Long-Term Investments (Cost – $209,541,570) – 170.3%		229,590,381

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.03%(e)(f)	3,162,531	3,162,531

Total Short-Term Securities (Cost – $3,162,531) – 2.4%		3,162,531

Total Investments (Cost – $212,704,101*) – 172.7%		232,752,912
Liabilities in Excess of Other Assets – (4.5)%		(6,051,216)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (26.3)%		(35,399,197)
VMTP Shares, at Liquidation Value – (41.9)%		(56,500,000)

Net Assets Applicable to Common Shares– 100.0%		$134,802,499

*	As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$177,515,930

Gross unrealized appreciation	$20,154,376
Gross unrealized depreciation	(298,038)

Net unrealized appreciation	$19,856,338

Notes to Schedule of Investments

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Apex Pryor Securities, Inc.	$612,844	$6,095
Jefferies & Co.	$965,118	$5,825
JPMorgan Chase & Co.	$1,125,216	$11,781
Wells Fargo & Co.	$5,263,758	$49,918

(c)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from 10/01/16 to 6/15/19, is $3,180,048.

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2013	5

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at April 30, 2013	Income
FFI Institutional Tax-Exempt Fund	–	3,162,531	3,162,531	$349

(f)	Represents the current yield as of report date.

•	Financial futures contracts as of April 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(126)	10-Year US Treasury Note	Chicago Board of Trade	June 2013	$16,803,281	$(170,566)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guaranty Corp.	Ginnie Mae	Government National Mortgage Association
	AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds
	AMBAC	American Municipal Bond Assurance Corp.	HRB	Housing Revenue Bonds
	AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
	ARB	Airport Revenue Bonds	IDB	Industrial Development Board
	BARB	Building Aid Revenue Bonds	ISD	Independent School District
	EDA	Economic Development Authority	NPFGC	National Public Finance Guarantee Corp.
	ERB	Education Revenue Bonds	RB	Revenue Bonds
	Fannie Mae	Federal National Mortgage Association	S/F	Single-Family
	GARB	General Airport Revenue Bonds

6	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2013

Schedule of Investments (concluded)	BlackRock MuniYield Investment Quality Fund (MFT)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$229,590,381	–	$229,590,381
Short-Term Securities	$3,162,531	–	–	3,162,531

Total	$3,162,531	$229,590,381	–	$232,752,912

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(170,566)	–	–	$(170,566)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of April 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$167,000	–	–	$167,000
Liabilities:
TOB trust certificates	–	$(35,380,644)	–	(35,380,644)
VMTP shares	–	(56,500,000)	–	(56,500,000)

Total	$167,000	$(91,880,644)	–	$(91,713,644)

There were no transfers between levels during the period ended April 30, 2013.

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2013	7

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Quality Fund

Date: June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Quality Fund

Date: June 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Quality Fund

Date: June 24, 2013